OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516


                      Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer America Income Trust
 SCHEDULE OF INVESTMENTS  09/30/2006
 Principal
  Amount                                                             Value
           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.4 %
$ 681,811 Government National Mortgage Association, 4.5%, 1/15/35 $ 644,166 155,481 Government National Mortgage Association, 4.5%, 12/15/19 150,767
   440,259 Government National Mortgage Association, 4.5%, 4/15/18   427,383
   842,589 Government National Mortgage Association, 4.5%, 4/15/20   816,531
   759,802 Government National Mortgage Association, 4.5%, 6/15/19   736,765
 1,623,672 Government National Mortgage Association, 4.5%, 6/15/34  1,534,986
   750,000 Government National Mortgage Association, 4.5%, 7/20/34   719,045
   320,028 Government National Mortgage Association, 4.5%, 8/15/19   310,325
   685,271 Government National Mortgage Association, 4.5%, 8/15/33   648,613
   710,906 Government National Mortgage Association, 4.50%, 6/15/19  689,352
   336,771 Government National Mortgage Association, 5.0%, 1/20/20   331,616
   448,114 Government National Mortgage Association, 5.0%, 10/15/20  442,693
   634,330 Government National Mortgage Association, 5.0%, 2/15/19   627,008
   419,406 Government National Mortgage Association, 5.0%, 2/15/20   414,332
   978,847 Government National Mortgage Association, 5.0%, 3/15/34   951,808
   813,495 Government National Mortgage Association, 5.0%, 4/15/35   790,531
   790,407 Government National Mortgage Association, 5.0%, 5/15/34   768,573
   453,489 Government National Mortgage Association, 5.0%, 6/15/35   440,688
 1,995,256 Government National Mortgage Association, 5.0%, 7/20/36  1,990,261
   528,329 Government National Mortgage Association, 5.0%, 9/15/33   514,308
   778,092 Government National Mortgage Association, 5.5%, 1/15/29   773,826
   517,123 Government National Mortgage Association, 5.5%, 10/15/19 519,281 575,825 Government National Mortgage Association, 5.5%, 10/15/33 572,544 357,950 Government National Mortgage Association, 5.5%, 10/15/34 355,855 817,087 Government National Mortgage Association, 5.5%, 10/15/34 812,304
 2,073,338 Government National Mortgage Association, 5.5%, 11/15/34 2,061,202 1,472,005 Government National Mortgage Association, 5.5%, 11/15/34 1,463,389 1,050,525 Government National Mortgage Association, 5.5%, 2/15/19 1,055,015
   323,439 Government National Mortgage Association, 5.5%, 4/15/19   324,789
   306,648 Government National Mortgage Association, 5.5%, 4/15/31   304,924
 1,133,925 Government National Mortgage Association, 5.5%, 4/15/34  1,127,287
   457,409 Government National Mortgage Association, 5.5%, 5/15/33   454,802
   903,340 Government National Mortgage Association, 5.5%, 5/15/33   898,192
   181,030 Government National Mortgage Association, 5.5%, 6/15/18   181,805
 1,068,566 Government National Mortgage Association, 5.5%, 7/15/19  1,073,025
   695,019 Government National Mortgage Association, 5.5%, 7/15/19   697,920
   868,962 Government National Mortgage Association, 5.5%, 8/15/33   864,009
 1,687,644 Government National Mortgage Association, 5.5%, 9/15/33  1,678,027
   223,664 Government National Mortgage Association, 5.5%, 9/15/33   222,527
 1,313,999 Government National Mortgage Association, 5.50%, 7/15/33 1,306,511
    71,598 Government National Mortgage Association, 6.0%, 1/15/24    72,604
   313,455 Government National Mortgage Association, 6.0%, 1/15/33   317,660
 1,174,099 Government National Mortgage Association, 6.0%, 1/15/33 1,191,026 1,258,839 Government National Mortgage Association, 6.0%, 1/15/33 1,277,797
   420,116 Government National Mortgage Association, 6.0%, 1/15/33   425,917
   671,437 Government National Mortgage Association, 6.0%, 1/20/33   678,981
    22,329 Government National Mortgage Association, 6.0%, 10/15/28   22,664
    93,895 Government National Mortgage Association, 6.0%, 10/15/32   95,195
   319,666 Government National Mortgage Association, 6.0%, 10/15/32 324,091 402,803 Government National Mortgage Association, 6.0%, 10/15/32 408,378
 1,225,697 Government National Mortgage Association, 6.0%, 10/15/32 1,242,663
   903,731 Government National Mortgage Association, 6.0%, 10/15/32 917,270 437,407 Government National Mortgage Association, 6.0%, 10/15/32 443,462 972,288 Government National Mortgage Association, 6.0%, 10/15/34 985,424 256,202 Government National Mortgage Association, 6.0%, 10/15/34 259,663 251,357 Government National Mortgage Association, 6.0%, 10/15/34 254,753 952,797 Government National Mortgage Association, 6.0%, 11/15/32 965,888
 1,210,062 Government National Mortgage Association, 6.0%, 11/15/32 1,228,213
   102,027 Government National Mortgage Association, 6.0%, 11/15/32 103,439 109,787 Government National Mortgage Association, 6.0%, 11/15/32 111,307
 1,160,256 Government National Mortgage Association, 6.0%, 11/15/32 1,177,611
   661,691 Government National Mortgage Association, 6.0%, 11/15/33 670,568 970,664 Government National Mortgage Association, 6.0%, 12/15/32 985,282 352,278 Government National Mortgage Association, 6.0%, 12/15/32 357,547 155,548 Government National Mortgage Association, 6.0%, 12/15/32 157,701 932,414 Government National Mortgage Association, 6.0%, 12/15/32 946,476 628,987 Government National Mortgage Association, 6.0%, 12/15/32 638,035 102,353 Government National Mortgage Association, 6.0%, 12/15/32 103,770 377,359 Government National Mortgage Association, 6.0%, 12/15/32 383,016 783,652 Government National Mortgage Association, 6.0%, 12/15/32 794,888
   266,557 Government National Mortgage Association, 6.0%, 2/15/33   270,133
   705,053 Government National Mortgage Association, 6.0%, 2/15/33   714,512
   515,898 Government National Mortgage Association, 6.0%, 2/15/33   522,819
   631,797 Government National Mortgage Association, 6.0%, 2/15/33   640,273
    99,991 Government National Mortgage Association, 6.0%, 2/15/33   101,333
   577,749 Government National Mortgage Association, 6.0%, 2/15/36   584,834
   234,661 Government National Mortgage Association, 6.0%, 3/15/33   237,809
   336,838 Government National Mortgage Association, 6.0%, 3/15/33   341,357
   161,493 Government National Mortgage Association, 6.0%, 3/15/33   163,660
   721,199 Government National Mortgage Association, 6.0%, 3/15/34   730,942
   370,803 Government National Mortgage Association, 6.0%, 4/15/28   376,219
   219,101 Government National Mortgage Association, 6.0%, 4/15/33   222,041
 1,313,280 Government National Mortgage Association, 6.0%, 4/15/33  1,333,053
   231,185 Government National Mortgage Association, 6.0%, 5/15/33   234,287
   556,907 Government National Mortgage Association, 6.0%, 6/15/34   564,431
 2,619,931 Government National Mortgage Association, 6.0%, 7/15/36  2,652,059
   301,806 Government National Mortgage Association, 6.0%, 8/15/34   306,155
   738,844 Government National Mortgage Association, 6.0%, 8/15/34   748,826
   553,651 Government National Mortgage Association, 6.0%, 9/15/32   561,315
   801,272 Government National Mortgage Association, 6.0%, 9/15/32   812,364
   282,142 Government National Mortgage Association, 6.0%, 9/15/33   285,927
   284,228 Government National Mortgage Association, 6.0%, 9/15/34   288,068
   905,986 Government National Mortgage Association, 6.0%, 9/15/35   917,102
   188,808 Government National Mortgage Association, 6.0%, 11/15/28  191,641
   764,254 Government National Mortgage Association, 6.5%, 1/15/32   786,983
   135,693 Government National Mortgage Association, 6.5%, 1/15/32   139,362
   180,736 Government National Mortgage Association, 6.5%, 10/15/28  185,921
     5,746 Government National Mortgage Association, 6.5%, 10/15/31    5,903
   188,641 Government National Mortgage Association, 6.5%, 2/15/28   194,052
   219,182 Government National Mortgage Association, 6.5%, 2/15/32   225,108
   171,676 Government National Mortgage Association, 6.5%, 2/15/32   176,318
    98,842 Government National Mortgage Association, 6.5%, 2/15/32   101,514
   131,653 Government National Mortgage Association, 6.5%, 2/15/32   135,213
   174,591 Government National Mortgage Association, 6.5%, 2/15/32   179,311
    49,371 Government National Mortgage Association, 6.5%, 2/15/32    50,706
   377,362 Government National Mortgage Association, 6.5%, 3/15/28   388,075
   129,966 Government National Mortgage Association, 6.5%, 3/15/29   133,688
   307,300 Government National Mortgage Association, 6.5%, 3/15/29   316,100
   506,473 Government National Mortgage Association, 6.5%, 3/15/32   520,166
   198,837 Government National Mortgage Association, 6.5%, 4/15/17   203,025
   100,725 Government National Mortgage Association, 6.5%, 4/15/28   103,615
   163,718 Government National Mortgage Association, 6.5%, 4/15/28   168,395
    70,135 Government National Mortgage Association, 6.5%, 4/15/32    72,032
   136,396 Government National Mortgage Association, 6.5%, 4/15/32   140,084
   527,686 Government National Mortgage Association, 6.5%, 4/15/32   541,953
   392,900 Government National Mortgage Association, 6.5%, 4/15/33   403,441
    53,221 Government National Mortgage Association, 6.5%, 5/15/29    54,745
    75,251 Government National Mortgage Association, 6.5%, 5/15/32    77,286
    16,404 Government National Mortgage Association, 6.5%, 5/15/32    16,847
    37,492 Government National Mortgage Association, 6.5%, 5/15/32    38,506
   500,652 Government National Mortgage Association, 6.5%, 5/15/32   514,188
    84,455 Government National Mortgage Association, 6.5%, 6/15/17    86,234
    62,158 Government National Mortgage Association, 6.5%, 6/15/28    63,932
    36,894 Government National Mortgage Association, 6.5%, 6/15/29    37,951
    20,266 Government National Mortgage Association, 6.5%, 6/15/31    20,823
    53,608 Government National Mortgage Association, 6.5%, 6/15/31    55,081
    13,703 Government National Mortgage Association, 6.5%, 6/15/31    14,079
   106,089 Government National Mortgage Association, 6.5%, 6/15/31   109,003
    40,078 Government National Mortgage Association, 6.5%, 6/15/32    41,162
    67,484 Government National Mortgage Association, 6.5%, 6/15/32    69,308
   131,204 Government National Mortgage Association, 6.5%, 6/15/32   134,955
   272,454 Government National Mortgage Association, 6.5%, 7/15/31   279,937
   263,820 Government National Mortgage Association, 6.5%, 7/15/32   270,953
   103,474 Government National Mortgage Association, 6.5%, 7/15/32   106,272
    84,382 Government National Mortgage Association, 6.5%, 8/15/28    86,803
    54,639 Government National Mortgage Association, 6.5%, 8/15/31    56,140
   284,146 Government National Mortgage Association, 6.5%, 8/15/32   292,423
   260,111 Government National Mortgage Association, 6.5%, 8/15/32   267,144
   129,972 Government National Mortgage Association, 6.5%, 9/15/31   133,542
   197,594 Government National Mortgage Association, 6.5%, 9/15/31   203,021
   218,872 Government National Mortgage Association, 6.5%, 9/15/32   224,789
    87,563 Government National Mortgage Association, 7.0%, 1/15/30    90,450
   110,698 Government National Mortgage Association, 7.0%, 10/15/16  114,014
    39,293 Government National Mortgage Association, 7.0%, 10/15/31   40,584
    67,905 Government National Mortgage Association, 7.0%, 11/15/26   70,180
   125,291 Government National Mortgage Association, 7.0%, 11/15/29  129,436
    38,471 Government National Mortgage Association, 7.0%, 11/15/31   39,735
    94,694 Government National Mortgage Association, 7.0%, 2/15/28    97,803
    54,057 Government National Mortgage Association, 7.0%, 2/15/31    55,833
    96,721 Government National Mortgage Association, 7.0%, 2/15/32    99,885
    53,707 Government National Mortgage Association, 7.0%, 3/15/28    55,470
   334,729 Government National Mortgage Association, 7.0%, 3/15/32   345,680
   154,360 Government National Mortgage Association, 7.0%, 4/15/28   159,428
   130,513 Government National Mortgage Association, 7.0%, 4/15/32   134,783
   159,601 Government National Mortgage Association, 7.0%, 5/15/29   164,881
    32,433 Government National Mortgage Association, 7.0%, 5/15/31    33,499
    49,427 Government National Mortgage Association, 7.0%, 6/15/29    51,062
    50,689 Government National Mortgage Association, 7.0%, 6/15/31    52,354
   224,429 Government National Mortgage Association, 7.0%, 7/15/25   231,729
   147,830 Government National Mortgage Association, 7.0%, 7/15/28   152,836
    73,144 Government National Mortgage Association, 7.0%, 7/15/29    75,564
   404,821 Government National Mortgage Association, 7.0%, 9/15/24   417,954
    58,013 Government National Mortgage Association, 7.0%, 9/15/29    59,932
   159,405 Government National Mortgage Association, 7.0%, 9/15/31   164,642
    15,636 Government National Mortgage Association, 7.5%, 1/15/32    16,269
   229,843 Government National Mortgage Association, 7.5%, 10/15/27 239,772 178,084 Government National Mortgage Association, 7.5%, 11/15/30 185,361
    73,997 Government National Mortgage Association, 7.5%, 12/15/31   76,998
   106,860 Government National Mortgage Association, 7.5%, 2/15/27   111,477
    20,414 Government National Mortgage Association, 7.5%, 2/15/31    21,242
    51,240 Government National Mortgage Association, 7.5%, 3/15/32    53,314
   125,944 Government National Mortgage Association, 7.5%, 4/15/29   130,110
    43,183 Government National Mortgage Association, 7.5%, 6/15/29    44,989
     5,672 Government National Mortgage Association, 7.5%, 8/15/29     5,907
    12,720 Government National Mortgage Association, 7.5%, 9/15/30    13,240
    77,908 Government National Mortgage Association, 8.0%, 12/1/29    82,633
   267,201 Government National Mortgage Association, 8.25%, 5/15/20  284,516
    40,925 Government National Mortgage Association, 8.5%, 7/15/24    44,168
     4,734 Government National Mortgage Association, 9.0%, 10/15/16    5,064
     4,074 Government National Mortgage Association, 9.0%, 4/15/20     4,384
    33,884 Government National Mortgage Association, 10.0%, 3/15/20   37,612
    57,789 Government National Mortgage Association, 10.0%, 1/15/19   64,065
    57,350 Government National Mortgage Association I, 6.5%, 1/15/32 58,901 127,664 Government National Mortgage Association I, 6.5%, 1/15/3 131,116
    35,569 Government National Mortgage Association I, 6.5%, 1/15/3   36,605
   227,262 Government National Mortgage Association I, 6.5%, 11/15/  233,503
    82,403 Government National Mortgage Association I, 6.5%, 12/15/   84,667
   142,693 Government National Mortgage Association I, 6.5%, 5/15/3 146,551 187,177 Government National Mortgage Association I, 6.5%, 9/15/3 192,238 178,036 Government National Mortgage Association I, 7.0%, 1/15/3 183,886
    72,840 Government National Mortgage Association I, 7.0%, 12/15/   75,251
   210,387 Government National Mortgage Association I, 7.0%, 12/15/  217,350
    72,404 Government National Mortgage Association I, 7.0%, 4/15/3   74,783
   173,896 Government National Mortgage Association I, 7.0%, 8/15/2 179,537 132,807 Government National Mortgage Association I, 7.0%, 9/15/2 138,300
    70,623 Government National Mortgage Association I, 7.5%, 3/15/3   73,486
    13,013 Government National Mortgage Association I, 7.5%, 8/15/2   13,551
   606,666 Government National Mortgage Association II, 5.0%, 12/20 598,290 606,356 Government National Mortgage Association II, 5.0%, 2/20/ 597,457
 3,916,940 Government National Mortgage Association II, 5.5%, 11/20 3,881,791 1,740,893 Government National Mortgage Association II, 5.5%, 7/20/ 1,742,732
   199,282 Government National Mortgage Association II, 6.0%, 10/20 201,579 840,448 Government National Mortgage Association II, 6.0%, 10/20 852,806
 2,047,299 Government National Mortgage Association II, 6.0%, 11/20 2,070,303
   441,582 Government National Mortgage Association II, 6.0%, 12/20 448,407 428,063 Government National Mortgage Association II, 6.0%, 2/20/ 434,350
 1,175,084 Government National Mortgage Association II, 6.0%, 3/20/ 1,188,287
   548,393 Government National Mortgage Association II, 6.0%, 6/20/ 554,607 222,208 Government National Mortgage Association II, 6.0%, 7/20/ 225,613 281,018 Government National Mortgage Association II, 6.0%, 7/20/ 285,145 134,633 Government National Mortgage Association II, 6.5%, 1/20/ 137,927 281,168 Government National Mortgage Association II, 6.5%, 10/20 288,066 411,456 Government National Mortgage Association II, 6.5%, 10/20 421,466 406,888 Government National Mortgage Association II, 6.5%, 3/20/ 416,728 104,878 Government National Mortgage Association II, 6.5%, 4/20/ 107,496
    72,389 Government National Mortgage Association II, 6.5%, 6/20/   74,196
   328,996 Government National Mortgage Association II, 6.5%, 8/20/  337,553
    83,137 Government National Mortgage Association II, 7.0%, 1/20/   85,557
    55,689 Government National Mortgage Association II, 7.0%, 11/20   57,310
    15,709 Government National Mortgage Association II, 7.0%, 12/20   15,806
    61,972 Government National Mortgage Association II, 7.0%, 5/20/   63,832
   136,655 Government National Mortgage Association II, 7.0%, 7/20/  140,633
    35,325 Government National Mortgage Association II, 7.5%, 12/20   36,526
    21,914 Government National Mortgage Association II, 7.5%, 6/20/   22,659
    47,758 Government National Mortgage Association II, 8.0%, 3/20/   50,365
       288 Government National Mortgage Association II, 8.0%, 5/20/      304
    33,020 Government National Mortgage Association II, 9.0%, 11/20   35,562
    18,713 Government National Mortgage Association II, 9.0%, 3/20/   20,113
     3,228 Government National Mortgage Association II, 9.0%, 4/20/    3,470
     8,835 Government National Mortgage Association II, 9.0%, 9/20/    9,484
 4,100,000 U.S. Treasury Bonds, 4.0%, 2/15/14                       3,942,244
 2,800,000 U.S. Treasury Bonds, 6.25%, 8/15/23                      3,250,845
   250,000 U.S. Treasury Bonds, 6.50%, 11/15/26                      302,910
 10,270,000U.S. Treasury Bonds, 7.25%, 5/15/16                      12,308,759
 12,277,752U.S. Treasury Inflation Notes, 3.0%, 7/15/12             12,738,646
     1,025 U.S. Treasury Inflation Protected Security, 2.375%, 4/15    1,026
 1,145,840 U.S. Treasury Inflation Protected Security, 3.375%, 1/15 1,206,086
 1,000,000 U.S. Treasury Notes, 3.50%, 12/15/09                      967,422
 6,000,000 U.S. Treasury Notes, 4.0%, 11/15/12                      5,811,564
 3,000,000 U.S. Treasury Notes, 4.25%, 11/15/14                     2,925,702
 1,000,000 U.S. Treasury Notes, 4.5%, 2/15/09                        996,445
 1,500,000 U.S. Treasury Notes, 4.50%, 11/15/15                     1,485,468
   650,000 U.S. Treasury Notes, 4.75%, 11/15/08                      650,889
 4,000,000 U.S. Treasury Notes, 4.75%, 5/15/14                      4,033,908
 1,000,000 U.S. Treasury Notes, 4.875%, 5/31/11                     1,011,484
 1,000,000 U.S. Treasury Notes, 5.0%, 2/15/11                       1,017,695
 1,000,000 U.S. Treasury Notes, 5.375%, 2/15/31                     1,080,078
 2,000,000 U.S. Treasury Notes, 5.5%, 8/15/28                       2,179,376
   250,000 U.S. Treasury Notes, 6.125%, 8/15/29                      294,707
 5,525,000 U.S. Treasury Notes, 6.375%, 8/15/27                     6,632,591
 7,550,000 U.S. Treasury Notes, 6.50%, 2/15/10                      7,987,960
 1,000,000 U.S. Treasury Notes, 6.625%, 5/15/07                     1,009,727
                                                                   $163,806,055
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (Cost  $166,122,301)                                    $163,806,055
           TOTAL INVESTMENT IN SECURITIES - 99.4%
           (Cost  $166,122,301)                                    $163,806,055
           OTHER ASSETS AND LIABILITIES - 0.6%                     $1,001,024
           TOTAL NET ASSETS - 100.0%                               $164,807,079

        *  Non-income producing security.

      (a) At September 30, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $166,122,301 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost         $   6,133,718

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value          (8,449,964)

           Net unrealized loss                                     $(2,316,246)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.